Item 1. Report to Shareholders

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

MARYLAND TAX-FREE MONEY FUND
--------------------------------------------------------------------------------
As of 2/29/04

Maryland Tax-Free Money Fund    $10,330

Lipper Other States Tax-Exempt Money Market Funds Average    $10,313

                                              Lipper Other
                                               States Tax-
                                              Exempt Money            Maryland
                                              Market Funds             Tax-Free
                                                   Average           Money Fund

3/01                                                10,000               10,000

2/02                                                10,173               10,179

2/03                                                10,263               10,277

2/04                                                10,313               10,330


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 2/29/04                               1 Year              3/30/01
--------------------------------------------------------------------------------

Maryland Tax-Free Money Fund                          0.52%                1.12%

Lipper Other States Tax-Exempt
Money Market Funds Average                            0.49                 1.06

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

The Maryland Tax-Free Money Fund generated a tax-exempt return of 0.52% for the 12 months ended February 29, 2004. As shown in the table on the preceding page, your fund outperformed the Lipper Other States Tax-Exempt Money Market Funds Average during the year and since the portfolio's inception on March 30, 2001, due primarily to our strategy of investing in longer-maturity, fixed-rate securities. Your fund's returns were modest in both periods because the interest rates on short-term municipal securities have fallen to multi-decade lows.

As you know, the fund seeks to provide preservation of capital, liquidity, and, consistent with those objectives, the highest level of income exempt from federal and Maryland state and local income taxes. The fund is managed to maintain a stable $1.00 share price, and its weighted average maturity will not exceed 90 days.

The table at left shows various portfolio characteristics as of February 29, 2004, compared with one year earlier. The portfolio's weighted average maturity eased to 55 days from 56 a year ago, and we maintained first tier credit quality. The portfolio's seven-day simple yield declined over the past 12 months in response to declining short-term interest rates.

Portfolio Characteristics
--------------------------------------------------------------------------------
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Price Per Share                            $          1.00      $          1.00

Dividends Per Share
for 12 Months                                        0.010                0.005

Dividend Yield
(7-Day Simple)*                                       0.65%                0.44%

Weighted Average
Maturity (days)                                         56                   55

Weighted Average Quality **                     First Tier           First Tier

* Dividends earned for the last seven days of each period are annualized and divided by the fund's net asset value.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

Note: A money fund's yield more closely reflects its current earnings than the total return.


As shown in the Top 5 Sectors table on the next page, locally issued general obligations (26.6% of net assets) were the portfolio's largest sector allocation at the end of the fund's fiscal year. Housing finance revenue securities (22.5%) were the second-largest sector weighting, up from a 13.8% position 12 months ago. Educational, life care/nursing home, and hospital revenue totaled 13.4%, 8.9%, and 5.8%, respectively.

Top 5 Sectors
--------------------------------------------------------------------------------
                                                      Percent of Net Assets
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------
General Obligation - Local                            32.5%                26.6%

Housing Finance Revenue                               13.8                 22.5

Educational Revenue                                   10.0                 13.4

Life Care/Nursing Home Revenue                         6.0                  8.9

Hospital Revenue                                       7.6                  5.8


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------
                                          Year                        3/30/01
                                         Ended                        Through
                                       2/29/04        2/28/03         2/28/02
NET ASSET VALUE

Beginning of period                 $   1.000      $   1.000       $   1.000

Investment activities

  Net investment income (loss)          0.005*         0.010*          0.018*

Distributions
  Net investment income                (0.005)        (0.010)         (0.018)

NET ASSET VALUE

End of period                       $   1.000      $   1.000       $   1.000
                                    -----------------------------------------

Ratios/Supplemental Data

Total return^                           0.52%*         0.97%*          1.78%*

Ratio of total expenses to
average net assets                      0.55%*         0.55%*          0.55%*!

Ratio of net investment
income (loss) to average
net assets                              0.52%*         0.94%*          1.72%*!

Net assets, end of period
(in thousands)                      $ 109,670      $  72,009       $  43,291

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 0.55% contractual expense limitation in effect through 6/30/05.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
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Certified Annual Report                                       February 29, 2004

Portfolio of Investments (ss.)                         Par                Value
--------------------------------------------------------------------------------
                                                               ($ 000s)
MARYLAND  98.3%

Anne Arundel County, GO
    4.00%, 3/1/04                                      525                  525

    4.25%, 3/1/05                                    1,000                1,032

    6.00%, 9/1/04                                      200                  205

  TECP, 1.00%, 3/4/04                                1,000                1,000

Baltimore, GO, 7.25%, 10/15/04
  (FGIC Insured)                                        75                   78

Baltimore County, GO
    5.50%, 6/1/04                                      630                  637

  TECP, 0.97%, 4/7/04                                1,000                1,000

  TECP, 1.00%, 5/14/04                               1,000                1,000

Baltimore County Economic Dev.,
Garrison Forest School
VRDN (Currently 0.99%)                                 480                  480

Baltimore County Mortgage,
Springhill Multi-Family Housing
VRDN (Currently 0.95%) (GNMA Guaranteed)               500                  500

Baltimore IDA, GO, VRDN (Currently 0.94%)            4,300                4,300

Calvert County, GO, 3.00%, 1/1/05                       25                   25

Calvert County Economic Dev., Asbury Solomons
Obligation Group, VRDN (Currently 0.95%)             2,300                2,300

Carroll County, GO, 4.00%, 11/1/04                   2,000                2,039

Frederick County, GO
    5.10%, 7/1/04                                      100                  101

  BAN, VRDN (Currently 0.96%)                        2,970                2,970

Frederick County EFA, Mount.
St. Mary's College
VRDN (Currently 0.94%)                               1,000                1,000

Gaithersburg, Asbury Solomons,
VRDN (Currently 0.95%)
(MBIA Insured)                                       2,280                2,280

Harford County, GO, 2.00%, 1/15/05                   1,755                1,769

Howard County, GO
    2.25%, 8/15/04                                   1,005                1,011

    4.10%, 2/15/05                                     995                1,024

    5.00%, 8/15/04                                     250                  254

  TECP, BAN, 0.95%, 3/12/04                          2,000                2,000

Howard County, Sherwood
Crossing Apartments
VRDN (Currently 0.95%) (FHA Guaranteed)              3,000                3,000

Maryland, GO, 4.50%, 3/1/04                            100                  100

Maryland CDA
   Barrington Apartments, VRDN
  (Currently 1.00%)
  (FHA Guaranteed) #                                 3,500                3,500

  New Princess Anne Townhouses,
  VRDN (Currently 0.95%) #                           2,875                2,875

  New Waters Towers Dev.,
  VRDN (Currently 0.95%) #                           1,900                1,900

  Parklane Apartments, VRDN
  (Currently 0.99%)
  (FHA Guaranteed) #                                 2,500                2,500

  Single Family
    VRDN (Currently 1.00%) #                         5,000                5,000

    4.75%, 4/1/04                                      500                  501

    4.80%, 4/1/04                                      200                  201

Maryland DOT
    3.00%, 12/15/04                                  1,395                1,416

    5.00%, 9/1/04                                      100                  102

Maryland Economic Dev. Corp.
  Bindagraphics, VRDN
  (Currently 1.05%) #                                  900                  900

  Chesapeake Bay Foundation,
  VRDN (Currently 0.96%)                             3,845                3,845

  Federation of American Societies,
  VRDN (Currently 0.99%)                               825                  825

Maryland HEFA, Mercy Ridge, VRDN
(Currently 0.97%)                                      175                  175

Maryland HHEFA
    VRDN (Currently 0.95%)                           2,100                2,100

  Carnegie Institution of Washington,
  VRDN (Currently 0.96%)                             1,240                1,240

  Collington Episcopal Lifecare,
  VRDN (Currently 0.95%)                             1,095                1,095

  Johns Hopkins Hosp., TECP
    0.95%, 4/16/04                                   2,000                2,000

  Johns Hopkins Univ., TECP
    0.98%, 6/7/04                                    1,685                1,685

    1.00%, 6/8/04                                    2,000                2,000

  Norwood School, VRDN (Currently 1.00%)             5,000                5,000

  Trinity School, VRDN (Currently 0.96%)             1,800                1,800

  Univ. of Maryland Medical System
    VRDN (Currently 0.95%) (AMBAC Insured)           2,000                2,000

    2.00%, 7/1/04 (AMBAC Insured)                      205                  206

Maryland IDA

  Calvert School, VRDN (Currently 0.95%)             2,700                2,700

  National Aquarium in Baltimore,
  VRDN (Currently 0.95%)                             2,000                2,000

Maryland National Capital Park
& Planning Commission,
GO, 2.50%, 7/1/04                                    1,265                1,272

Maryland Transportation Auth.,
Baltimore/Wash Airport
VRDN (Currently 0.95%) #                             2,000                2,000

Montgomery County, GO
    5.00%, 2/1/05                                    1,620                1,679

    5.10%, 4/1/04                                      200                  201

    5.60%, 7/1/04                                      205                  208

    6.30%, 4/1/04                                      500                  502

    8.60%, 5/1/04                                      670                  678

  TECP, BAN, 0.95%, 4/8/04                           1,000                1,000

Montgomery County
  Silver Spring Parking, 4.00%,
  6/1/04 (FGIC Insured)                                320                  322

Montgomery County Economic Dev. Auth.
  Howard Hughes Medical Institute

    VRDN (Currently 0.98%)                           2,000                2,000

    VRDN (Currently 1.05%)                           2,000                2,000

  Institute for Genomic Research, VRDN
  (Currently 0.95%)                                  2,230                2,230

  Rehabilitation Opportunities Inc. Project
  VRDN (Currently 0.95%)                               200                  200

Montgomery County Housing
Opportunities Commission

    1.15%, 7/1/28 (Tender 9/1/04) #                  1,000                1,000

  Oakwood, VRDN (Currently 0.95%)
  (FHA Guaranteed)                                   3,700                3,700

Prince Georges County, GO, 5.10%,
10/1/04                                                 50                   51

Prince Georges County IDA, Upper
Marlboro Justice Board,
2.00%, 6/30/04 (MBIA Insured)                          250                  251

Prince Georges County Solid
Waste Management, 2.00%, 6/15/04
(MBIA Insured)                                       3,520                3,529

Saint Marys County, GO, 4.00%, 7/1/04                  150                  152

Washington County, VRDN (Currently 0.95%)            3,900                3,900

Washington Suburban Sanitary Dist., GO
    4.00%, 6/1/04                                    1,245                1,254

    4.375%, 6/1/04                                     500                  504

    4.40%, 6/1/04                                      300                  303

    5.00%, 6/1/04                                      100                  101

    6.25%, 6/1/04                                      325                  329

    6.375%, 6/1/09 (Tender 6/1/04)                     200                  203

Total Maryland (Cost  $107,765)                                         107,765
                                                                        -------

GUAM  0.4%

Guam Power Auth., 6.75%, 10/1/24
(Tender 10/1/04)                                       400                  421

Total Guam (Cost  $421)                                                     421


PUERTO RICO  0.6%

Puerto Rico, 6.45%, 7/1/17
(Prerefunded 7/1/04!)                                  300                  310

Puerto Rico Electric Power Auth.,

6.375%, 7/1/24
(Prerefunded 7/1/04!)                                  370                  384

Total Puerto Rico (Cost  $694)                                              694


TEXAS  1.8%

Gulf Coast Waste Disposal Auth.,
PCR, BP Amoco, 1.05%, 4/1/15
(Tender 4/1/04) #                                    1,000                1,000

Texas, GO, TRAN, 2.00%, 8/31/04                      1,000                1,004

Total Texas (Cost  $2,004)                                                2,004


Total Investments in Securities

101.1% of Net Assets (Cost  $110,884)                                  $110,884
                                                                       --------


(ss.) Denominated in U.S. dollar unless otherwise noted

#    Interest subject to alternative minimum tax

!    Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

BAN  Bond Anticipation Note

CDA  Community Development Administration

DOT  Department of Transportation

EFA  Educational Facility Authority

FGIC Financial Guaranty Insurance Company

FHA  Federal Housing Authority

GNMA Government National Mortgage Association

GO   General Obligation

HEFA Health & Educational Facility Authority

HHEFA Health & Higher Educational Facility Authority

IDA  Industrial Development Authority/Agency

MBIA MBIA Insurance Corp.

PCR  Pollution Control Revenue

TECP Tax-Exempt Commercial Paper

TRAN Tax Revenue Anticipation Note

VRDN Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $110,884)                $    110,884

Other assets                                                                654

Total assets                                                            111,538

Liabilities

Total liabilities                                                         1,868

NET ASSETS                                                         $    109,670
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $          5

Undistributed net realized gain (loss)                                       (2)

Paid-in-capital applicable to 109,672,249 shares of
no par value capital stock outstanding;
unlimited shares authorized                                             109,667

NET ASSETS                                                         $    109,670
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $       1.00
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                        2/29/04
Investment Income (Loss)

Interest income                                                      $      858

Expenses

  Investment management                                                     336

  Custody and accounting                                                     90

  Shareholder servicing                                                      42

  Legal and audit                                                            15

  Prospectus and shareholder reports                                          8

  Registration                                                                5

  Trustees                                                                    5

  Miscellaneous                                                               4

  Reductions/repayments pursuant to expense limitation
    Investment management fees (waived) repaid                              (63)

  Total expenses                                                            442

Net investment income (loss)                                                416

Realized and Unrealized Gain (Loss)

  Net realized gain (loss) on securities                                     (2)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $      414
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                          2/29/04       2/28/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                         $      416    $      554

  Net realized gain (loss)                                     (2)           -

  Increase (decrease) in net assets from operations           414           554

Distributions to shareholders

  Net investment income                                      (416)         (554)

Capital share transactions *

  Shares sold                                             105,176        78,748

  Distributions reinvested                                    391           533

  Shares redeemed                                         (67,904)      (50,563)

  Increase (decrease) in net assets from capital
  share transactions                                       37,663        28,718

Net Assets

Increase (decrease) during period                          37,661        28,718

Beginning of period                                        72,009        43,291

End of period                                          $  109,670    $   72,009
                                                       ----------    ----------

*Share information

  Shares sold                                             105,176        78,748

  Distributions reinvested                                    391           533

  Shares redeemed                                         (67,904)      (50,563)

  Increase (decrease) in shares outstanding                37,663        28,718

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on March 30, 2001. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $416,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
Undistributed tax-exempt income                                  $        5,000

Capital loss carryforwards                                               (2,000)

Paid-in capital                                                     109,667,000

Net assets                                                       $  109,670,000
                                                                 --------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of February 29, 2004, the fund had $2,000 of capital loss carryforwards that expire in fiscal 2012.

At February 29, 2004, the cost of investments for federal income tax purposes was $110,884,000.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $34,000.

The fund is also subject to a contractual expense limitation through June 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 0.55%. Through June 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. At February 29, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $166,000 through February 28, 2005, $63,000 through June 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $94,000 for the year ended February 29, 2004, of which $8,000 was payable at period-end.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of Maryland Tax-Free Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Money Fund (one of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $416,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Maryland Tax-Free Money Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Maryland Tax-Free Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------
Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years and
Year Elected*                 Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President, and
(1945)                        Chief Executive Officer, The Rouse Company,
1986                          real estate developers; Director, Mercantile
                              Bank (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1986


John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Senior Advisor
1992                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

* Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

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Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

William T. Reynolds,          Director and Vice President, T. Rowe Price
CFA, CIC                      and T. Rowe Price Group, Inc.; Director,
(1948)                        T. Rowe Price Global Asset Management Limited
1991
[37]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1986                          President, T. Rowe Price Group, Inc.;
[111]                         Chairman of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Chairman of the Board, State Tax-Free
                              Income Trust

M. David Testa, CFA, CIC      Director and Vice President, T. Rowe Price and
(1944)                        T. Rowe Price Trust Company; Vice Chairman of the
1997                          Board, Director, and Vice President,  T. Rowe
[111]                         Price Group, Inc.; Chairman of the Board
                              and Director, T. Rowe Price International, Inc.;
                              Director, T. Rowe Price Global Asset Management
                              Limited and T. Rowe Price Global Investment
                              Services Limited

* Each inside trustee serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., and T. Rowe Price
Income Trust                            Trust Company

Linda A. Brisson (1959)                 Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Steven G. Brooks, CFA (1954)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------
Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph A. Carrier, CPA (1960)           Vice President, T. Rowe Price, T. Rowe
Treasurer, State Tax-Free Income        Price Group, Inc., and T. Rowe Price
Trust                                   Investment Services, Inc.

Jonathan M. Chirunga (1966)             Vice President, T. Rowe Price
Vice President, State Tax-Free
Income Trust

Maria H. Condez (1962)                  Employee, T. Rowe Price
Assistant Vice President, State
Tax-Free Income Trust

G. Richard Dent (1960)                  Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., T. Rowe Price Trust
Income Trust                            Company, and T. Rowe Price
                                        International, Inc.

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Trust Company
Income Trust

Charles B. Hill (1961)                  Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., T. Rowe Price
Income Trust                            Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

T. Dylan Jones (1971)                   Assistant Vice President, T. Rowe Price
Assistant Vice President,
State Tax-Free Income Trust

Marcy M. Lash (1963)                    Vice President, T. Rowe Price
Vice President, State Tax-Free
Income Trust

Alan D. Levenson (1958)                 Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, State Tax-Free               Price and T. Rowe Price Investment
Income Trust                            Services, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------
Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
Executive Vice President,               T. Rowe Price Group, Inc.
State Tax-Free Income Trust

Konstantine B. Mallas (1963)            Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

James M. McDonald (1949)                Vice President, T. Rowe Price,
Vice President, State Tax-Free          T. Rowe Price Group, Inc., and
Income Trust                            T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)             Vice President, T. Rowe Price and
Vice President, State Tax-Free          T. Rowe Price Group, Inc.
Income Trust

Mary J. Miller, CFA (1955)              Vice President, T. Rowe Price and
President, State Tax-Free Income        T. Rowe Price Group, Inc.
Trust

Timothy G. Taylor (1975)                Employee, T. Rowe Price
Assistant Vice President, State
Tax-Free Income Trust

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Vice President, State Tax-Free          Price Group, Inc., and T. Rowe Price
Income Trust                            Trust Company; Director, Vice President,
                                        and Chief Investment Officer, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $7,951                $7,246
     Audit-Related Fees                         679                    --
     Tax Fees                                 2,216                 1,832
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004